Securities - Schedule of Amortized Cost and Fair Values of Debt Securities by Contractual Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 50
Due after one year through five years, Amortized Cost	6,385
Amortized Cost, Total	17,532	18,130
Due in one year or less, Fair Value	50
Due after one year through five years, Fair Value	6,301
Fair Value, Total	17,639	18,516
Mortgage-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total	1,399
Fair Value, Total	1,486
Collateralized mortgage obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Total	9,698
Fair Value, Total	$ 9,802